Short term borrowings and long term borrowings	12 Months Ended
Dec. 31, 2015
Short term borrowings and long term borrowings
Short term borrowings and long term borrowings

18.Short term borrowings and long term borrowings

	December 31, 2015	December 31, 2014
Bank Loan	$103,223	$48,286
Loan financing through on-line platform	56,898	—
Other short term borrowings	279	—

Total short term borrowings	160,400	48,286
Other long term borrowings	829	—
Loan financing through on-line platform	3,622	—

Total long term borrowings	4,451	—

Total borrowings	$164,851	$48,286

As of December 31, 2015, bank loan primarily represents $48,164 short term loan borrowed from China Mingsheng Bank (“CMB”) at an interest rate of 4.5675% per annum and $46,312 short term loan borrowed from Bank of Suzhou (“BoS”) at an interest rate of 6.6% per annum. Bank deposits with equivalent amount of bank loan were pledged as the loan security deposit. The Group repaid the loan of $46,312 borrowed from CMB and the loan of $46,312 borrowed from BoS in January 2016.

The Group’s subsidiary, Solar Juice, entered into loan agreements with Westpac Bank, whereby Westpac Bank provided Solar Juice loans of $4,106 (equivalent to AUD5,635) at fixed interest rates ranging from 2.27% to 5.35%. These loans will mature from February 2, 2016 to April 29, 2016. Also, Solar Juice has a short term borrowing from Solar Juice’s minority shareholders of $278 (equivalent to AUD382). The loan was non-interest bearing and unsecured with no specific repayment term.

As discussed in Note 1 — Description of Business, the Group raised interest bearing funds from individual investors through the on-line platform of Solar Energy. Individual investors, who need to register as a member on the platform, provided funds through subscription for certain on-line products launched by the Group. Each on-line products launched on the platform are set with a targeted amount of funds in renminbi to be raised for that product, which is divided into units (“Investment Unit”) with unit value ranging from RMB16.7 to RMB300,000. Individual investors may subscribe for Investment Unit of these on-line products which are generally structured in the way of using the funds from individual investors to purchase solar module or PV related products (“Underlying PV Products”) for leasing to the PV project developers on PV project basis over a specified period. Investments made into each on-line product are subject to lock-up period, which ranges from nil to 1,080 days, depending on the terms of each on-line product. During the lock-up period, the individual investors could not transfer or redeem their subscribed Investment Units. After the lock-up period, individual investors are permitted either to transfer their investments in respect of the principal portion to other investors through the on-line platform or, for substantially all products launched, to request the Group to redeem their subscribed Investments Units (“Redemption Right”) which means that the principal repayment are guaranteed by the Group. Any Investments Units so redeemed by the Group could be put on the on-line platform for re-sale to other investors. Once Investment Units are subscribed and funds are provided, individual investors are guaranteed by the Group with a minimum investment return. During the year ended December 31, 2015, the Group raised funds of $126,099 (RMB817 million) from the individual investors through Solar Energy’s online platform at an interest rates ranging from 5.25% to 11.9% per annum. The Group also offered, from time to time, discount from 5% to 20% on the unit value for Investment Units subscribed by individual investors. Such discount is amortized as interest expense using the effective interest rate method through the end of the lock-up period, which is the earliest date that the Group could be required to repay the unit value in respect of the investment made by individual investors. As of December 31, 2015, outstanding borrowings from individual investors through Solar Energy on-line platform amounted to $60,520 in total, of which $56,898 and $3,622 are recorded as short term borrowings and long term borrowings respectively. The long term borrowings of $1,937 and $1,685 will mature in 2017 and 2018, respectively.

In August 2015, the Group and CEV IV 01 Holdings Limited (“CEV”) entered into a loan agreement, whereby CEV agreed to provide the Group a loan of $1,500 at an interest rate of 10% per annum. Pursuant to the loan agreement, the loan amount should be solely used to finance the daily operation and asset restructure of Convertergy Energy, an affiliate of CEV. The Group has borrowed $548 from CEV and lent Convertergy Energy $853 as of December 31, 2015. Subsequently, other receivable of $853 due from Convertergy Energy and borrowing of $548 due to CEV was offset, the remaining receivable of $305 was waived by the Group pursuant to a mutual agreement on March 24, 2016 which was included in impairment charges for the year ended December 31, 2015.

The average interest rate on short term borrowings was 7.20% and 6.27% per annum in 2015 and 2014, respectively.